INCOME TAXES - Additional information (Details) ¥ in Millions, $ in Millions	12 Months Ended											48 Months Ended	60 Months Ended	72 Months Ended	108 Months Ended
	Feb. 28, 2021 HKD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2020	Feb. 29, 2020 USD ($)	Dec. 31, 2019	Feb. 28, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2008	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2022	Feb. 28, 2018 USD ($)
Income taxes
Deferred Tax Assets, Valuation Allowance		$ 186,521,000			$ 81,321,000
Uncertain tax positions		0			$ 0		$ 0
Unrecognized Tax Benefits		$ 0
Income Tax Statute Of Limitations Special Circumstance Minimum Underpayment Of Tax Liability | ¥			¥ 0.1
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%		25.00%		25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Investment Entities	10.00%	10.00%	10.00%
Hong Kong
Income taxes
Statutory rate - tier one	8.25%	8.25%	8.25%
Taxable Income Under Tier One Tax Rate	$ 2
Statutory rate - tier two	16.50%	16.50%	16.50%
Income tax accrual					$ 0		$ 0									$ 0
Assessable income		$ 0			0		$ 0
PRC
Income taxes
Income tax rate (as a percent)											25.00%
Operating Loss Carryforwards		752,251,000
Undistributed earnings		$ 2,583,994			$ 1,807,724
PRC | TAL Beijing
Income taxes
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%
PRC | Yidu Huida
Income taxes
HNTE tax rate (as a percent)														15.00%
Key Software Enterprise tax rate (as a percent)									10
PRC | Beijing Xintang Sichuang
Income taxes
HNTE tax rate (as a percent)													15.00%
Key Software Enterprise tax rate (as a percent)				10
PRC | Yizhen Xuesi
Income taxes
Income tax rate (as a percent)				12.50%		12.50%
PRC | Lebai Information
Income taxes
Income tax rate (as a percent)	12.50%	12.50%	12.50%
PRC | Key Software Enterprise | TAL Beijing
Income taxes
Key Software Enterprise tax rate (as a percent)					10	10		10
PRC | Key Software Enterprise | Yidu Huida
Income taxes
Key Software Enterprise tax rate (as a percent)	10	10	10									10
PRC | High And New Technology Enterprise | TAL Beijing
Income taxes
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%
PRC | High And New Technology Enterprise | Yidu Huida
Income taxes
Income tax rate (as a percent)														15.00%
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%
PRC | High And New Technology Enterprise | Beijing Xintang Sichuang
Income taxes
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%
PRC | Yinghe Youshi
Income taxes
HNTE tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%		15.00%		15.00%	15.00%	15.00%
PRC | Subsequent Event | TAL Beijing
Income taxes
HNTE tax rate (as a percent)															15.00%